Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	ALPINE INCOME TRUST
CIK	dei_EntityCentralIndexKey	0001194319
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul. 24, 2014
Effective Date	dei_DocumentEffectiveDate	Jul. 24, 2014
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Alpine Ultra Short Tax Optimized Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	alpineincome_SupplementTextBlock

ALPINE ULTRA SHORT TAX OPTIMIZED INCOME FUND

A SERIES OF ALPINE INCOME TRUST

SUPPLEMENT DATED JULY 24, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2014

Upon the recommendation of Alpine Woods Capital Investors, LLC, the Fund’s investment adviser, the Board of Trustees of Alpine Income Trust has approved changes to the Fund’s name and the classification of the Fund’s 80% investment policy from non-fundamental (which could be changed by the Board upon 60 days’ prior notice to shareholders) to fundamental (which requires shareholder approval to be changed).

The following information supersedes certain information in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Name change

The Fund’s name will change to “Alpine Ultra Short Municipal Income Fund.”

Change in classification of the Fund’s 80% Policy

Under normal circumstances, the Fund invests at least 80% of its net assets in tax-exempt obligations. Tax-exempt obligations include municipal obligations that pay interest that is free from U.S. federal income tax (other than federal alternative minimum tax). The Fund’s 80% policy is fundamental and may not be changed without shareholder approval.

All of the changes discussed in this supplement will become effective as of October 1, 2014.

Please retain this Supplement for future reference.